Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI Japan ETF(a)	7,303,150	$500,850,027

Total Investment Companies — 99.5%
(Cost: $482,928,871)	.	500,850,027

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(b)	240,000	240,000

Total Short-Term Investments — 0.1%
(Cost: $240,000)	.	240,000

Total Investments in Securities — 99.6%
(Cost: $483,168,871)	.	501,090,027

Other Assets, Less Liabilities — 0.4%	.	2,084,922
Net Assets — 100.0%	.	$503,174,949

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL
Agency Shares	$—	$240,000	(a)	$—	$—	$—	$240,000	240,000	$90	$—
iShares MSCI Japan ETF	247,444,914	543,603,323		(343,152,037)	26,190,950	26,762,877	500,850,027	7,303,150	1,284,376	—
					$26,190,950	$26,762,877	$501,090,027		$1,284,466	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

JPY	1,030,750,000	USD	9,406,938	UBS	06/03/21	$7,226
USD	179,797,244	JPY	19,584,324,900	BOA	06/03/21	927,448
USD	274,672,350	JPY	30,017,373,500	JPM	06/03/21	514,242
USD	49,926,582	JPY	5,448,479,600	MS	06/03/21	163,905
USD	3,778,737	JPY	412,530,000	NSI	06/03/21	10,970
USD	5,775,265	JPY	627,536,000	SSB	06/03/21	43,781
USD	5,719,915	JPY	623,002,000	UBS	06/03/21	29,842
USD	443,297,076	JPY	48,482,074,400	BOA	07/06/21	380,961
USD	61,846,912	JPY	6,764,233,600	MS	07/06/21	51,123
						2,129,498
JPY	422,002,000	USD	3,857,599	BOA	06/02/21	(3,347)
USD	3,841,543	JPY	422,002,000	BNP	06/02/21	(12,708)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
May 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	1,698,693,000	USD	15,544,180	BNP	06/03/21	$(29,483)
JPY	48,060,072,400	USD	439,326,042	BOA	06/03/21	(378,293)
JPY	5,448,479,600	USD	49,806,203	MS	06/03/21	(43,526)
JPY	683,585,000	USD	6,277,551	UBS	06/03/21	(34,154)
USD	1,897,335	JPY	208,334,000	MS	06/03/21	(5,445)
						(506,956)
	Net unrealized appreciation					$1,622,542

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$500,850,027	$—	$—	$500,850,027
Money Market Funds	240,000	—	—	240,000
	$501,090,027	$—	$—	$501,090,027
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,129,498	$—	$2,129,498
Liabilities
Forward Foreign Currency Exchange Contracts	—	(506,956)	—	(506,956)
	$—	$1,622,542	$—	$1,622,542

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA	NSI	Nomura Securities International Inc.
BOA	Bank of America N.A.	SSB	State Street Bank and Trust Co.
JPM.	JPMorgan Chase Bank N.A.	UBS	UBS AG
MS.	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar